UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      David P. Berkowitz
           --------------------------------------------------------
Address:   c/o Gotham Partners Management Co., L.L.C.
           --------------------------------------------------------
           110 East 42nd Street, 18th Floor
           --------------------------------------------------------
           New York, New York 10017
           --------------------------------------------------------

Form 13F File Number:  28-6906
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David P. Berkowitz
           --------------------------------------------------
Title:     Manager
           --------------------------------------------------
Phone:     212-286-0300
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ David P. Berkowitz      New York, New York             2/11/00
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


        Form 13F File Number    Name


           28-6906              David P. Berkowitz
         ----------             --------------------------

                          Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             3
                                               -------------

Form 13F Information Table Entry Total:        32
                                               -------------

Form 13F Information Table Value Total:        $224,419
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      No.           Form 13F File Number              Name


      1               28-6908                   William A. Ackman
    ------            ---------                 ------------------------------

      2               28-6904                   Section H. Partners, L.P.
    ------            -------                   ------------------------------

      3               28-7474                   Gotham International Advisors,
                                                   L.L.C.
    ------            -------                   ------------------------------


<PAGE





                                                  Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
FIRST UN REAL EST EQ & MTG INVTS  SH BEN INT     337400105  20,946  4,409,569 SH      SHARED-OTHER      1,2       4,409,569
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FIRST UN REAL EST EQ & MTG INVTS  SH BEN INT     337400105   6,800  1,431,664 SH      SHARED-OTHER      1,3       1,431,664
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FARM FAMILY HLDGS INC             COM            307901108  10,861    257,075 SH      SHARED-OTHER      1,2         257,075
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FARM FAMILY HLDGS  INC            COM            307901108   2,507     59,325 SH      SHARED-OTHER      1,3          59,325
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HALLWOOD RLTY PARTNERS L P        DEPOSIT UT NEW 40636T203  12,710    247,994 SH      SHARED-OTHER      1,2         247,994
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WELLSFORD REAL PPTYS INC          COM            950240101  13,545  1,593,532 SH      SHARED-OTHER      1,2       1,593,532
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WELLSFORD REAL PPTYS INC          COM            950240101   8,331    980,100 SH      SHARED-OTHER      1,3         980,100
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OMEGA WORLDWIDE  INC              COM            68210B108   5,662  1,215,900 SH      SHARED-OTHER      1,3       1,215,900
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LIBERTE INV INC DEL               COM            530154103   2,186    636,000 SH      SHARED-OTHER      1,2         636,000
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LIBERTE INV INC DEL               COM            530154103     129     37,500 SH      SHARED-OTHER      1,3          37,500
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ATLANTIC RLTY TR                  SH BEN INT     048798102   1,501    193,711 SH      SHARED-OTHER      1,2         193,711
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ATLANTIC RLTY TR                  SH BEN INT     048798102     235     30,300 SH     SHARED-OTHER      1,3           30,300
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CRIIMI MAE INC                    COM            226603108   1,362    947,656 SH     SHARED-OTHER      1,2          947,656
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CRIIMI MAE INC                    COM            226603108   7,276  5,061,742 SH     SHARED-OTHER      1,3        5,061,742
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VORNADO OPERATING CO              COM            92904N103   1,471    245,210 SH     SHARED-OTHER      1,2          245,210
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VORNADO OPERATING CO              COM            92904N103   1,238    206,315 SH     SHARED-OTHER      1,3          206,315
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LINCOLN BANCORP IND               COM            532879103     623     59,300 SH     SHARED-OTHER      1,2           59,300
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LINCOLN BANCORP IND               COM            532879103     328     31,200 SH     SHARED-OTHER      1,3           31,200
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SYNTROLEUM CORP                   COM            871630109   2,981    366,838 SH     SHARED-OTHER      1,2          366,838
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SYNTROLEUM CORP                   COM            871630109   2,268    279,190 SH     SHARED-OTHER      1,3          279,190
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RECKSON SVC INDS INC              COM            75621J109  52,288    838,280 SH     SHARED-OTHER      1,2          838,280
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RECKSON SVC INDS INC              COM            75621J109  11,317    181,436 SH     SHARED-OTHER      1,3          181,436
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KINDER MORGAN INC                 COM            482620101   5,576    276,200 SH     SHARED-OTHER      1,2          276,200
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KINDER MORGAN INC                 COM            482620101   7,122    352,800 SH     SHARED-OTHER      1,3          352,800
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CENTRAL PKG CORP                  COM            154785109  11,669    610,150 SH     SHARED-OTHER      1,2          610,150
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CENTRAL PKG CORP                  COM            154785109   4,078    213,250 SH     SHARED-OTHER      1,3          213,250
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MUTUAL RISK MGMT LTD              COM            628351108   2,034    120,950 SH     SHARED-OTHER      1,2          120,950
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MUTUAL RISK MGMT LTD              COM            628351108     715     42,550 SH     SHARED-OTHER      1,3           42,550
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PRISON REALTY TR                  COM            72424N105  18,603  3,674,700 SH     SHARED-OTHER      1,2        3,674,700
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PRISON REALTY TR                  COM            72424N105   6,491  1,282,100 SH     SHARED-OTHER      1,3        1,282,100
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UCAR INTL INC                     COM            90262K109   1,304     73,190 SH     SHARED-OTHER      1,2           73,190
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UCAR INTL INC                     COM            90262K109     262     14,710 SH     SHARED-OTHER     1,3           14,710
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CONFIDENTIAL PORTIONS OMITTED AND FILED SEPARATELY WITH THE SEC.
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